Quarterly Holdings Report
for
Strategic Advisers® Small-Mid Cap Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2022
SMC-NPRT3-0123
1.912861.112
Common Stocks - 80.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. (a)	99,201	2,267,735
EchoStar Holding Corp. Class A (a)(b)	28,438	494,821
Liberty Latin America Ltd.:
Class A (a)	249,772	1,933,235
Class C (a)	114,804	894,323
		5,590,114
Entertainment - 0.2%
Electronic Arts, Inc.	8,216	1,074,488
IMAX Corp. (a)	106,300	1,795,407
Liberty Media Corp. Liberty Formula One Series C (a)	27,600	1,681,944
Madison Square Garden Sports Corp.	57,552	9,371,768
Sciplay Corp. (A Shares) (a)	18,782	300,888
Take-Two Interactive Software, Inc. (a)	43,333	4,579,865
		18,804,360
Interactive Media & Services - 0.9%
Alphabet, Inc. Class C (a)	14,011	1,421,416
CarGurus, Inc. Class A (a)	564,994	7,390,122
Meta Platforms, Inc. Class A (a)	47,325	5,589,083
QuinStreet, Inc. (a)	165,116	2,349,601
TripAdvisor, Inc. (a)(b)	122,728	2,502,424
TrueCar, Inc. (a)	942,551	2,346,952
Yelp, Inc. (a)	184,221	5,701,640
Ziff Davis, Inc. (a)	377,713	34,847,801
ZipRecruiter, Inc. (a)(b)	545,836	9,039,044
		71,188,083
Media - 0.6%
AMC Networks, Inc. Class A (a)	69,600	1,389,216
Audacy, Inc. Class A (a)	862,300	247,566
Cable One, Inc.	2,825	2,046,119
Criteo SA sponsored ADR (a)	270,402	7,317,078
Gray Television, Inc. (b)	170,007	1,989,082
iHeartMedia, Inc. (a)	84,810	681,872
Interpublic Group of Companies, Inc.	100,137	3,440,707
John Wiley & Sons, Inc. Class A	47,611	2,257,238
Nexstar Broadcasting Group, Inc. Class A	102,468	19,423,834
Paramount Global Class B (b)	79,100	1,588,328
Sirius XM Holdings, Inc. (b)	156,325	1,014,549
TechTarget, Inc. (a)	10,900	497,694
TEGNA, Inc.	293,901	5,801,606
The New York Times Co. Class A	37,800	1,385,370
Thryv Holdings, Inc. (a)	13,037	250,050
		49,330,309
TOTAL COMMUNICATION SERVICES		144,912,866
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.7%
Adient PLC (a)	61,566	2,397,380
Autoliv, Inc.	54,568	4,823,811
BorgWarner, Inc.	133,700	5,683,587
Dana, Inc.	317,189	5,585,698
Fox Factory Holding Corp. (a)	34,105	3,618,541
Gentex Corp.	178,856	5,168,938
Gentherm, Inc. (a)	24,336	1,742,214
Holley, Inc. (a)	374,530	1,026,212
LCI Industries (b)	53,926	5,331,124
Lear Corp.	54,674	7,886,178
Modine Manufacturing Co. (a)	157,529	3,334,889
Standard Motor Products, Inc.	27,526	1,057,274
The Goodyear Tire & Rubber Co. (a)	911,059	10,222,082
		57,877,928
Automobiles - 0.3%
Harley-Davidson, Inc.	346,116	16,312,447
Thor Industries, Inc. (b)	97,198	8,372,636
Winnebago Industries, Inc. (b)	34,600	2,027,214
		26,712,297
Distributors - 0.9%
LKQ Corp.	834,684	45,348,382
Pool Corp.	69,410	22,864,348
		68,212,730
Diversified Consumer Services - 1.1%
ADT, Inc.	859,995	8,032,353
American Public Education, Inc. (a)	192,188	2,469,616
Bright Horizons Family Solutions, Inc. (a)	181,320	13,453,944
Carriage Services, Inc.	10,318	259,498
Frontdoor, Inc. (a)(b)	1,030,858	24,091,151
Grand Canyon Education, Inc. (a)	153,766	17,386,322
Perdoceo Education Corp. (a)	52,483	753,131
Service Corp. International	121,092	8,652,023
Stride, Inc. (a)	445,596	15,778,554
WW International, Inc. (a)(b)	39,061	161,322
		91,037,914
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	75,200	3,128,320
Bloomin' Brands, Inc.	158,300	3,564,916
Bowlero Corp. Class A (a)(b)	424,728	5,929,203
Brinker International, Inc. (a)	18,800	628,860
Choice Hotels International, Inc.	25,101	3,092,945
Churchill Downs, Inc.	97,019	21,534,337
Dine Brands Global, Inc.	102,460	7,642,491
Domino's Pizza, Inc.	6,800	2,643,364
Expedia, Inc. (a)	52,496	5,608,673
Full House Resorts, Inc. (a)	263,394	2,014,964
Genius Sports Ltd. (a)(b)	676,559	3,463,982
Hilton Grand Vacations, Inc. (a)	185,613	8,170,684
International Game Technology PLC (b)	174,872	4,291,359
Krispy Kreme, Inc. (b)	271,738	4,190,200
Kura Sushi U.S.A., Inc. Class A (a)(b)	112,674	7,402,682
Papa John's International, Inc.	86,637	7,213,397
Penn Entertainment, Inc. (a)	33,800	1,189,422
Planet Fitness, Inc. (a)	253,378	19,854,700
Sportradar Holding AG (a)(b)	398,094	4,566,138
Texas Roadhouse, Inc. Class A	80,666	8,011,747
Travel+Leisure Co.	123,016	4,781,632
Vail Resorts, Inc.	86,039	22,158,484
Wendy's Co.	498,410	11,244,130
Wingstop, Inc. (b)	22,687	3,754,925
Wyndham Hotels & Resorts, Inc.	39,200	2,874,144
		168,955,699
Household Durables - 1.0%
Cavco Industries, Inc. (a)	6,250	1,435,188
Ethan Allen Interiors, Inc. (b)	16,120	458,614
KB Home	197,049	6,185,368
La-Z-Boy, Inc. (b)	123,103	3,352,095
M.D.C. Holdings, Inc.	64,000	2,075,520
Meritage Homes Corp. (a)	25,847	2,233,439
Mohawk Industries, Inc. (a)	63,861	6,471,035
NVR, Inc. (a)	671	3,112,776
PulteGroup, Inc.	574,187	25,712,094
Skyline Champion Corp. (a)	71,438	3,714,062
Sony Group Corp. sponsored ADR	36,282	3,013,946
Taylor Morrison Home Corp. (a)	187,736	5,705,297
Tempur Sealy International, Inc.	238,556	7,578,924
Toll Brothers, Inc.	83,793	4,014,523
Whirlpool Corp. (b)	28,700	4,205,411
		79,268,292
Internet & Direct Marketing Retail - 0.3%
CarParts.com, Inc. (a)	1,073,072	5,816,050
Farfetch Ltd. Class A (a)(b)	582,006	4,947,051
Lyft, Inc. (a)	265,970	2,984,183
PetMed Express, Inc. (b)	15,313	303,197
Porch Group, Inc. Class A (a)(b)	2,820,445	5,753,708
Qurate Retail, Inc. Series A	261,800	615,230
Revolve Group, Inc. (a)(b)	199,609	5,273,670
		25,693,089
Leisure Products - 0.5%
Brunswick Corp.	195,680	14,519,456
JAKKS Pacific, Inc. (a)	61,387	1,155,303
Malibu Boats, Inc. Class A (a)	57,840	3,337,946
Polaris, Inc. (b)	57,461	6,554,002
Sturm, Ruger & Co., Inc.	13,439	738,204
Topgolf Callaway Brands Corp. (a)(b)	507,234	10,626,552
YETI Holdings, Inc. (a)	64,186	2,881,310
		39,812,773
Multiline Retail - 0.1%
Dillard's, Inc. Class A	2,823	1,015,433
Kohl's Corp.	94,900	3,044,392
Macy's, Inc.	125,000	2,937,500
		6,997,325
Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc. (b)	64,527	3,257,323
Advance Auto Parts, Inc.	92,371	13,947,097
Aritzia, Inc. (a)	93,305	3,549,356
Asbury Automotive Group, Inc. (a)	31,058	5,827,102
AutoNation, Inc. (a)(b)	27,141	3,363,041
Bath & Body Works, Inc.	240,862	10,236,635
Burlington Stores, Inc. (a)	112,965	22,104,991
Destination XL Group, Inc. (a)	222,182	1,479,732
Five Below, Inc. (a)	86,943	13,985,651
Floor & Decor Holdings, Inc. Class A (a)(b)	95,620	7,136,121
Foot Locker, Inc.	256,335	10,202,133
Group 1 Automotive, Inc. (b)	45,860	8,866,572
Haverty Furniture Companies, Inc. (b)	114,868	3,621,788
Leslie's, Inc. (a)(b)	217,529	3,175,923
Lithia Motors, Inc. Class A (sub. vtg.) (b)	47,225	11,301,415
Monro, Inc. (b)	25,591	1,163,623
Murphy U.S.A., Inc.	39,828	11,781,521
National Vision Holdings, Inc. (a)(b)	119,606	4,839,259
Penske Automotive Group, Inc. (b)	64,363	8,138,701
Petco Health & Wellness Co., Inc. (a)(b)	205,185	2,265,242
Sally Beauty Holdings, Inc. (a)	1,180,448	13,882,068
Sleep Number Corp. (a)(b)	48,970	1,432,373
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	53,500	2,842,990
The Aaron's Co., Inc.	128,600	1,567,634
The Buckle, Inc.	91,600	4,025,820
The ODP Corp. (a)	84,100	4,047,733
TravelCenters of America LLC (a)	215,484	11,022,007
Victoria's Secret & Co. (a)	78,241	3,599,086
Williams-Sonoma, Inc. (b)	108,485	12,681,897
		205,344,834
Textiles, Apparel & Luxury Goods - 1.5%
Canada Goose Holdings, Inc. (a)(b)	237,671	4,458,708
Capri Holdings Ltd. (a)	90,244	5,175,493
Carter's, Inc. (b)	211,592	15,454,680
Crocs, Inc. (a)	173,044	17,477,444
Deckers Outdoor Corp. (a)	19,747	7,876,683
Hanesbrands, Inc. (b)	686,963	4,616,391
PVH Corp.	61,950	4,161,801
Ralph Lauren Corp. (b)	86,701	9,807,617
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	530,107	22,354,612
Steven Madden Ltd.	153,702	5,308,867
Tapestry, Inc.	360,900	13,631,193
Under Armour, Inc. Class C (non-vtg.) (a)(b)	829,836	7,236,170
		117,559,659
TOTAL CONSUMER DISCRETIONARY		887,472,540
CONSUMER STAPLES - 3.3%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	297,691	16,405,751
National Beverage Corp. (b)	17,802	917,337
		17,323,088
Food & Staples Retailing - 1.1%
Andersons, Inc.	42,582	1,639,407
BJ's Wholesale Club Holdings, Inc. (a)	298,586	22,465,611
Casey's General Stores, Inc.	40,227	9,775,966
Grocery Outlet Holding Corp. (a)	136,030	4,117,628
Ingles Markets, Inc. Class A (b)	102,295	10,342,025
Performance Food Group Co. (a)	334,716	20,410,982
PriceSmart, Inc.	56,930	4,044,307
SpartanNash Co. (b)	71,900	2,361,915
Sprouts Farmers Market LLC (a)	124,700	4,280,951
U.S. Foods Holding Corp. (a)	104,733	3,831,133
Weis Markets, Inc. (b)	30,672	2,674,905
		85,944,830
Food Products - 1.1%
Archer Daniels Midland Co.	35,679	3,478,703
Bunge Ltd.	15,900	1,666,956
Conagra Brands, Inc.	106,200	4,033,476
Darling Ingredients, Inc. (a)	28,509	2,047,801
Flowers Foods, Inc.	152,043	4,568,892
Fresh Del Monte Produce, Inc.	84,635	2,342,697
Freshpet, Inc. (a)(b)	25,700	1,722,414
Hostess Brands, Inc. Class A (a)	40,600	1,071,840
Ingredion, Inc.	143,339	14,042,922
John B. Sanfilippo & Son, Inc. (b)	6,505	550,908
Lamb Weston Holdings, Inc.	118,696	10,314,682
Lancaster Colony Corp.	14,517	3,007,051
Nomad Foods Ltd. (a)	1,192,679	20,859,956
SunOpta, Inc. (a)(b)	876,180	8,192,283
The Hain Celestial Group, Inc. (a)	354,228	6,638,233
Tootsie Roll Industries, Inc.	13,071	587,541
		85,126,355
Household Products - 0.3%
Energizer Holdings, Inc. (b)	87,400	2,979,466
Reynolds Consumer Products, Inc. (b)	283,980	9,076,001
Spectrum Brands Holdings, Inc.	190,106	10,126,947
WD-40 Co. (b)	10,421	1,745,518
		23,927,932
Personal Products - 0.3%
elf Beauty, Inc. (a)	306,186	16,827,983
Herbalife Nutrition Ltd. (a)	133,769	2,343,633
MediFast, Inc.	8,507	1,072,307
Nu Skin Enterprises, Inc. Class A	38,302	1,597,576
The Honest Co., Inc. (a)(b)	1,200,526	3,457,515
USANA Health Sciences, Inc. (a)	8,768	482,591
		25,781,605
Tobacco - 0.3%
Turning Point Brands, Inc. (b)	427,437	9,412,163
Universal Corp. (b)	43,810	2,493,227
Vector Group Ltd.	980,296	10,881,286
		22,786,676
TOTAL CONSUMER STAPLES		260,890,486
ENERGY - 3.1%
Energy Equipment & Services - 0.7%
Cactus, Inc.	119,647	6,507,600
Championx Corp.	310,522	9,576,498
Expro Group Holdings NV (a)(b)	170,000	2,952,900
Helmerich & Payne, Inc.	165,650	8,461,402
Nextier Oilfield Solutions, Inc. (a)	370,508	3,775,477
Noble Corp. PLC (a)	143,992	5,346,423
NOV, Inc.	110,580	2,483,627
Pason Systems, Inc.	296,685	3,539,973
Patterson-UTI Energy, Inc.	269,040	4,829,268
ProPetro Holding Corp. (a)	272,133	2,988,020
Weatherford International PLC (a)	76,900	3,337,460
		53,798,648
Oil, Gas & Consumable Fuels - 2.4%
Antero Resources Corp. (a)	58,400	2,134,520
APA Corp.	107,977	5,058,722
Cameco Corp.	269,110	6,560,902
Chesapeake Energy Corp. (b)	26,832	2,777,112
Chord Energy Corp.	35,340	5,390,410
CNX Resources Corp. (a)	59,200	1,028,304
Comstock Resources, Inc. (b)	142,416	2,613,334
CONSOL Energy, Inc.	24,433	1,892,336
Delek U.S. Holdings, Inc.	69,771	2,161,506
Diamondback Energy, Inc.	26,184	3,875,756
Enerplus Corp. (b)	370,679	6,887,216
Green Plains, Inc. (a)(b)	65,852	2,275,845
HF Sinclair Corp.	353,579	22,042,115
International Seaways, Inc.	53,373	2,299,309
Kistos PLC (a)	361,987	2,064,892
Kosmos Energy Ltd. (a)	795,435	5,289,643
Laredo Petroleum, Inc. (a)	65,734	4,195,801
Magnolia Oil & Gas Corp. Class A	356,680	9,302,214
Matador Resources Co. (b)	213,432	14,163,348
National Energy Services Reunited Corp. (a)	221,010	1,412,254
Navigator Holdings Ltd. (a)(b)	300,165	3,644,003
Northern Oil & Gas, Inc.	169,005	6,150,092
Ovintiv, Inc. (b)	223,053	12,437,435
Par Pacific Holdings, Inc. (a)	117,280	2,747,870
PBF Energy, Inc. Class A	88,010	3,500,158
PDC Energy, Inc.	121,422	9,024,083
Permian Resource Corp. Class A (b)	688,554	6,995,709
Serica Energy PLC	548,046	2,094,047
SFL Corp. Ltd.	178,600	1,748,494
SM Energy Co.	232,569	10,026,050
Targa Resources Corp.	47,818	3,557,181
Viper Energy Partners LP	468,689	15,480,798
World Fuel Services Corp.	352,887	10,039,635
		190,871,094
TOTAL ENERGY		244,669,742
FINANCIALS - 11.8%
Banks - 4.2%
Ameris Bancorp	37,707	1,993,946
Associated Banc-Corp.	255,066	6,274,624
Bancorp, Inc., Delaware (a)	87,300	2,616,381
BankUnited, Inc.	311,976	11,455,759
Berkshire Hills Bancorp, Inc.	68,561	2,137,732
Cathay General Bancorp	102,900	4,781,763
Citizens Financial Group, Inc.	109,600	4,644,848
Comerica, Inc.	215,475	15,458,177
Commerce Bancshares, Inc.	93,960	7,039,483
Cullen/Frost Bankers, Inc.	59,175	8,584,517
Customers Bancorp, Inc. (a)	21,844	704,906
East West Bancorp, Inc.	95,414	6,699,017
Fifth Third Bancorp	67,000	2,436,120
First Bancorp, Puerto Rico (b)	665,260	10,231,699
First Citizens Bancshares, Inc.	18,484	15,091,447
First Hawaiian, Inc.	479,645	12,734,575
First Horizon National Corp.	148,233	3,683,590
First Merchants Corp.	92,856	4,105,164
Fulton Financial Corp.	239,600	4,454,164
Hancock Whitney Corp.	131,068	7,187,769
Hanmi Financial Corp.	108,800	2,943,040
HomeStreet, Inc.	66,800	1,823,640
Hope Bancorp, Inc.	340,100	4,632,162
Huntington Bancshares, Inc.	268,017	4,148,903
KeyCorp	561,924	10,569,790
OFG Bancorp	100,700	2,917,279
PacWest Bancorp	392,533	10,252,962
Pathward Financial, Inc.	22,401	975,116
Peapack-Gladstone Financial Corp.	71,465	2,945,787
Peoples Bancorp, Inc.	40,051	1,201,530
Pinnacle Financial Partners, Inc.	101,422	8,508,292
Preferred Bank, Los Angeles	40,505	3,061,773
Regions Financial Corp.	349,137	8,103,470
ServisFirst Bancshares, Inc.	95,599	7,248,316
Signature Bank	109,351	15,254,465
Southstate Corp.	50,291	4,418,064
SVB Financial Group (a)	39,314	9,112,199
Synovus Financial Corp.	344,234	14,502,578
Texas Capital Bancshares, Inc. (a)	144,879	8,691,291
Umpqua Holdings Corp.	109,164	2,212,754
Valley National Bancorp	323,713	4,098,207
Veritex Holdings, Inc.	73,373	2,396,362
Webster Financial Corp.	189,543	10,299,767
WesBanco, Inc.	48,800	1,973,960
Western Alliance Bancorp.	247,251	16,946,584
Wintrust Financial Corp.	287,657	26,300,480
Zions Bancorp NA	338,135	17,522,156
		335,376,608
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	16,500	2,646,930
Ares Management Corp.	54,680	4,286,365
Artisan Partners Asset Management, Inc.	51,444	1,784,592
Blucora, Inc. (a)	154,207	3,862,885
Bridge Investment Group Holdings, Inc.	19,053	290,558
Cboe Global Markets, Inc.	132,581	16,816,574
Cohen & Steers, Inc.	19,313	1,279,486
Diamond Hill Investment Group, Inc. (b)	2,415	429,773
Donnelley Financial Solutions, Inc. (a)	70,746	2,701,082
Evercore, Inc. Class A	192,533	22,175,951
FactSet Research Systems, Inc.	24,637	11,364,802
Federated Hermes, Inc.	69,928	2,654,467
Focus Financial Partners, Inc. Class A (a)	257,125	9,811,890
GQG Partners, Inc. unit	494,738	505,590
Hamilton Lane, Inc. Class A	26,594	1,964,765
Houlihan Lokey	99,290	9,765,172
Jefferies Financial Group, Inc.	157,854	5,996,873
Lazard Ltd. Class A (b)	119,678	4,381,412
LPL Financial	134,156	31,756,067
MarketAxess Holdings, Inc.	18,652	4,997,244
Moelis & Co. Class A (b)	431,701	18,658,117
Morningstar, Inc.	45,134	11,063,697
P10, Inc. (b)	807,497	8,260,694
PJT Partners, Inc.	64,751	4,986,475
SEI Investments Co.	79,582	4,956,367
Sprott, Inc. (b)	321,890	11,533,319
StepStone Group, Inc. Class A	398,805	11,956,174
Stifel Financial Corp.	165,280	10,619,240
UBS Group AG	84,392	1,556,188
Victory Capital Holdings, Inc.	11,945	346,405
WisdomTree Investments, Inc. (b)	1,274,002	7,096,191
		230,505,345
Consumer Finance - 0.6%
Ally Financial, Inc.	167,300	4,518,773
Atlanticus Holdings Corp. (a)(b)	4,110	118,368
Credit Acceptance Corp. (a)(b)	5,714	2,708,207
Encore Capital Group, Inc. (a)	3,028	152,611
Enova International, Inc. (a)	86,745	3,499,293
FirstCash Holdings, Inc.	41,581	3,902,793
Navient Corp.	326,000	5,401,820
OneMain Holdings, Inc.	80,500	3,168,480
PRA Group, Inc. (a)	81,884	2,815,172
PROG Holdings, Inc. (a)	81,403	1,602,825
Regional Management Corp. (b)	71,100	2,093,184
SLM Corp.	952,202	16,625,447
		46,606,973
Diversified Financial Services - 0.4%
Acacia Research Corp. (a)(b)	1,946,808	8,040,317
Banco Latinoamericano de Comercio Exterior SA Series E	75,700	1,248,293
Cannae Holdings, Inc. (a)	573,528	13,288,644
Jackson Financial, Inc.	65,833	2,458,863
Voya Financial, Inc. (b)	122,758	8,099,573
		33,135,690
Insurance - 3.1%
American Equity Investment Life Holding Co.	220,335	8,925,771
American Financial Group, Inc.	114,198	16,241,240
Assurant, Inc.	37,572	4,817,482
Assured Guaranty Ltd. (b)	73,230	4,874,921
Axis Capital Holdings Ltd.	258,263	14,865,618
Brown & Brown, Inc.	151,617	9,034,857
BRP Group, Inc. (a)	56,700	1,703,268
CNA Financial Corp.	156,400	6,659,512
CNO Financial Group, Inc.	339,200	7,964,416
Crawford & Co. Class B	124,426	729,136
Employers Holdings, Inc.	52,802	2,453,709
Erie Indemnity Co. Class A	18,267	5,158,418
Everest Re Group Ltd.	44,679	15,098,821
First American Financial Corp. (b)	150,390	8,218,814
Genworth Financial, Inc. Class A (a)	1,903,678	9,575,500
Globe Life, Inc.	27,731	3,326,611
Hanover Insurance Group, Inc.	73,395	10,811,084
Kemper Corp. (b)	129,450	7,368,294
Kinsale Capital Group, Inc. (b)	60,691	18,705,573
Lincoln National Corp.	119,600	4,657,224
Old Republic International Corp.	209,200	5,125,400
Primerica, Inc.	15,200	2,265,256
Reinsurance Group of America, Inc.	79,250	11,443,700
RenaissanceRe Holdings Ltd.	32,700	6,177,357
RLI Corp. (b)	77,726	10,109,821
Selective Insurance Group, Inc.	82,528	7,932,591
Trupanion, Inc. (a)(b)	39,669	2,073,499
Universal Insurance Holdings, Inc. (b)	101,536	1,115,881
Unum Group	121,200	5,112,216
W.R. Berkley Corp.	37,280	2,843,718
White Mountains Insurance Group Ltd. (b)	14,284	19,409,956
Willis Towers Watson PLC	36,262	8,926,254
		243,725,918
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	174,235	1,740,608
Annaly Capital Management, Inc.	103,550	2,243,929
Ares Commercial Real Estate Corp.	87,883	1,095,022
Blackstone Mortgage Trust, Inc.	68,719	1,736,529
Redwood Trust, Inc. (b)	266,700	2,106,930
Rithm Capital Corp.	493,600	4,467,080
Starwood Property Trust, Inc.	161,524	3,458,229
		16,848,327
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	164,710	6,603,224
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	40,063	5,041,929
MGIC Investment Corp.	261,047	3,584,175
NMI Holdings, Inc. (a)	91,580	1,971,717
PennyMac Financial Services, Inc.	40,552	2,419,332
Radian Group, Inc.	364,166	7,126,729
Walker & Dunlop, Inc.	52,863	4,721,195
		31,468,301
TOTAL FINANCIALS		937,667,162
HEALTH CARE - 10.1%
Biotechnology - 1.7%
ADC Therapeutics SA (a)(b)	72,813	266,496
Agios Pharmaceuticals, Inc. (a)(b)	147,561	4,447,489
Albireo Pharma, Inc. (a)(b)	169,866	3,750,641
Anika Therapeutics, Inc. (a)	69,943	2,206,002
Arcus Biosciences, Inc. (a)	47,540	1,671,982
Arrowhead Pharmaceuticals, Inc. (a)	50,651	1,630,962
Ascendis Pharma A/S sponsored ADR (a)(b)	12,197	1,500,963
Blueprint Medicines Corp. (a)	78,542	3,753,522
C4 Therapeutics, Inc. (a)(b)	442,710	3,794,025
CareDx, Inc. (a)	312,615	4,048,364
Celldex Therapeutics, Inc. (a)	19,720	731,415
Coherus BioSciences, Inc. (a)(b)	142,314	976,274
Cytokinetics, Inc. (a)(b)	34,300	1,457,750
Day One Biopharmaceuticals, Inc. (a)	63,724	1,352,861
Erasca, Inc. (a)	94,231	711,444
Exelixis, Inc. (a)	152,600	2,606,408
Halozyme Therapeutics, Inc. (a)	146,090	8,365,113
Horizon Therapeutics PLC (a)	54,739	5,489,774
Incyte Corp. (a)	30,300	2,414,001
Intellia Therapeutics, Inc. (a)	34,706	1,785,971
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	588,100	7,121,891
Iveric Bio, Inc. (a)	83,610	1,974,868
Karuna Therapeutics, Inc. (a)	10,746	2,528,641
Legend Biotech Corp. ADR (a)	109,188	5,624,274
Mirati Therapeutics, Inc. (a)	51,469	4,703,237
Natera, Inc. (a)	68,353	2,810,675
Neurocrine Biosciences, Inc. (a)	53,531	6,801,649
Oyster Point Pharma, Inc. (a)(b)	203,167	2,271,407
PureTech Health PLC (a)	704,642	2,440,330
RAPT Therapeutics, Inc. (a)	73,800	1,304,784
Relay Therapeutics, Inc. (a)(b)	174,979	3,251,110
Repligen Corp. (a)	37,115	6,637,647
SpringWorks Therapeutics, Inc. (a)(b)	161,320	3,900,718
Ultragenyx Pharmaceutical, Inc. (a)	38,534	1,398,784
United Therapeutics Corp. (a)	63,735	17,838,789
Veracyte, Inc. (a)(b)	209,310	5,806,259
Vir Biotechnology, Inc. (a)	55,124	1,555,599
		130,932,119
Health Care Equipment & Supplies - 3.0%
Abiomed, Inc. (a)	14,700	5,553,513
Atricure, Inc. (a)	99,504	4,533,402
Atrion Corp. (b)	1,055	638,064
AxoGen, Inc. (a)	637,774	6,983,625
Axonics Modulation Technologies, Inc. (a)	52,600	3,602,048
Bausch + Lomb Corp. (a)(b)	774,509	11,718,321
Cutera, Inc. (a)(b)	50,400	2,398,032
Enovis Corp. (a)	35,858	1,940,994
Envista Holdings Corp. (a)	519,861	17,737,657
Globus Medical, Inc. (a)	164,582	12,160,964
Haemonetics Corp. (a)	48,527	4,139,838
Hologic, Inc. (a)	34,220	2,606,195
ICU Medical, Inc. (a)(b)	84,286	13,420,860
Inari Medical, Inc. (a)(b)	55,150	4,057,937
Insulet Corp. (a)	8,777	2,627,570
Integra LifeSciences Holdings Corp. (a)	265,611	14,592,668
iRhythm Technologies, Inc. (a)	28,260	3,081,753
Lantheus Holdings, Inc. (a)	75,034	4,658,111
LeMaitre Vascular, Inc. (b)	14,084	659,835
Meridian Bioscience, Inc. (a)	33,240	1,063,680
Merit Medical Systems, Inc. (a)	198,221	14,271,912
Neogen Corp. (a)	82,247	1,362,010
Nevro Corp. (a)	102,750	4,799,453
Omnicell, Inc. (a)	77,137	3,981,041
QuidelOrtho Corp. (a)	421,021	36,885,650
Silk Road Medical, Inc. (a)	74,509	3,967,604
Staar Surgical Co. (a)	17,866	1,020,327
STERIS PLC	127,100	23,607,554
Tandem Diabetes Care, Inc. (a)	35,600	1,496,980
Teleflex, Inc.	67,114	15,712,730
The Cooper Companies, Inc.	38,895	12,304,433
Utah Medical Products, Inc.	2,597	231,289
		237,816,050
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	190,424	16,959,161
agilon health, Inc. (a)(b)	82,200	1,443,432
Amedisys, Inc. (a)	40,247	3,666,099
AMN Healthcare Services, Inc. (a)	62,851	7,774,669
Castle Biosciences, Inc. (a)	226,676	5,347,287
Chemed Corp.	48,450	25,194,000
Corvel Corp. (a)	7,125	1,089,911
DaVita HealthCare Partners, Inc. (a)	47,900	3,531,667
dentalcorp Holdings Ltd. (a)	2,458,915	16,579,831
DocGo, Inc. Class A (a)	498,835	3,666,437
Encompass Health Corp.	223,328	13,060,221
Guardant Health, Inc. (a)	83,018	4,345,162
HealthEquity, Inc. (a)	338,172	21,467,159
Henry Schein, Inc. (a)	502,047	40,625,643
Molina Healthcare, Inc. (a)	49,558	16,689,648
National Research Corp. Class A (b)	10,362	401,424
Patterson Companies, Inc.	141,249	4,017,122
Pediatrix Medical Group, Inc. (a)	880,820	14,075,504
PetIQ, Inc. Class A (a)	176,897	2,099,767
Premier, Inc.	413,152	13,778,619
Quest Diagnostics, Inc.	26,400	4,008,312
R1 Rcm, Inc. (a)	289,016	2,615,595
Select Medical Holdings Corp.	100,600	2,472,748
Tenet Healthcare Corp. (a)	60,400	2,789,272
U.S. Physical Therapy, Inc. (b)	9,458	817,266
Universal Health Services, Inc. Class B (b)	122,054	15,970,766
		244,486,722
Health Care Technology - 0.3%
Certara, Inc. (a)	869,887	14,770,681
Definitive Healthcare Corp. (a)(b)	395,962	4,502,088
Doximity, Inc. (a)(b)	170,206	5,785,302
iCAD, Inc. (a)	219,878	395,780
Simulations Plus, Inc. (b)	11,526	467,840
		25,921,691
Life Sciences Tools & Services - 1.4%
Avantor, Inc. (a)	202,214	4,505,328
Azenta, Inc.	87,861	5,290,111
Bio-Rad Laboratories, Inc. Class A (a)	40,702	16,879,526
Bio-Techne Corp.	45,704	3,884,383
Bruker Corp.	119,915	8,083,470
CryoPort, Inc. (a)(b)	88,242	1,742,780
Harvard Bioscience, Inc. (a)	430,640	1,102,438
ICON PLC (a)	66,410	14,307,370
Maravai LifeSciences Holdings, Inc. (a)	55,702	828,846
Medpace Holdings, Inc. (a)	51,938	10,901,267
Quanterix Corp. (a)	400,339	5,324,509
Sotera Health Co. (a)	711,892	5,937,179
Stevanato Group SpA	91,214	1,396,486
Syneos Health, Inc. (a)	521,664	18,404,306
West Pharmaceutical Services, Inc.	58,672	13,767,972
		112,355,971
Pharmaceuticals - 0.6%
Amphastar Pharmaceuticals, Inc. (a)	162,516	4,792,597
Arvinas Holding Co. LLC (a)	139,228	5,713,917
Catalent, Inc. (a)	314,306	15,756,160
Innoviva, Inc. (a)	110,902	1,456,143
Intra-Cellular Therapies, Inc. (a)	116,742	6,329,751
Jazz Pharmaceuticals PLC (a)	51,800	8,127,938
Organon & Co.	193,486	5,034,506
Phathom Pharmaceuticals, Inc. (a)(b)	229,213	2,287,546
		49,498,558
TOTAL HEALTH CARE		801,011,111
INDUSTRIALS - 17.3%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (a)	30,494	5,611,811
BWX Technologies, Inc.	71,593	4,359,298
Curtiss-Wright Corp.	57,908	10,229,448
HEICO Corp. Class A	25,300	3,207,534
Hexcel Corp.	57,315	3,436,034
Howmet Aerospace, Inc.	122,075	4,598,565
Huntington Ingalls Industries, Inc.	23,766	5,512,761
L3Harris Technologies, Inc.	15,670	3,558,344
Moog, Inc. Class A	48,900	4,255,767
Rheinmetall AG ADR	165,085	6,732,166
Rocket Lab U.S.A., Inc. Class A (a)(b)	735,647	3,082,361
Spirit AeroSystems Holdings, Inc. Class A	304,880	7,990,905
Textron, Inc.	50,178	3,581,706
V2X, Inc. (a)	31,098	1,256,670
Woodward, Inc.	128,684	12,327,927
		79,741,297
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	696,006	19,516,008
C.H. Robinson Worldwide, Inc.	57,972	5,809,954
Forward Air Corp.	106,778	11,998,644
Hub Group, Inc. Class A (a)	44,489	3,743,749
		41,068,355
Airlines - 0.3%
Alaska Air Group, Inc. (a)	383,524	18,194,379
JetBlue Airways Corp. (a)	190,300	1,514,788
SkyWest, Inc. (a)	29,400	542,430
United Airlines Holdings, Inc. (a)	41,900	1,850,723
		22,102,320
Building Products - 1.5%
A.O. Smith Corp.	99,198	6,025,287
Allegion PLC	66,982	7,612,504
Apogee Enterprises, Inc. (b)	70,192	3,386,764
Armstrong World Industries, Inc.	153,521	11,730,540
Carlisle Companies, Inc.	35,998	9,471,434
Fortune Brands Home & Security, Inc.	207,711	13,571,837
Gibraltar Industries, Inc. (a)	79,861	4,041,765
Hayward Holdings, Inc. (a)(b)	619,890	5,919,950
Lennox International, Inc.	41,349	10,768,520
Masonite International Corp. (a)	112,521	8,469,456
Owens Corning (b)	83,500	7,418,140
Resideo Technologies, Inc. (a)	224,605	3,638,601
Simpson Manufacturing Co. Ltd.	97,105	9,035,620
Tecnoglass, Inc. (b)	430,671	12,489,459
Trex Co., Inc. (a)	86,354	3,962,785
		117,542,662
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	108,309	5,110,019
ACCO Brands Corp.	96,400	536,948
ACV Auctions, Inc. Class A (a)(b)	1,791,217	15,834,358
Charah Solutions, Inc. (a)(b)	994,292	845,844
Cimpress PLC (a)	160,923	4,761,712
CoreCivic, Inc. (a)	953,686	12,664,950
Deluxe Corp.	56,100	1,084,974
Driven Brands Holdings, Inc. (a)	507,072	15,420,060
Ennis, Inc.	19,710	457,863
Heritage-Crystal Clean, Inc. (a)	334,655	10,575,098
IAA, Inc. (a)	365,908	13,673,982
Marlowe PLC (a)	1,639,505	9,949,227
MSA Safety, Inc.	93,962	13,249,582
Ritchie Bros. Auctioneers, Inc. (b)	412,511	22,626,228
Rollins, Inc.	172,810	6,988,436
Stericycle, Inc. (a)	186,109	9,701,862
Tetra Tech, Inc.	72,053	11,138,673
The Brink's Co.	76,618	4,577,926
UniFirst Corp.	77,765	15,067,746
Viad Corp. (a)	67,780	2,006,966
Waste Connections, Inc. (United States)	82,664	11,944,948
		188,217,402
Construction & Engineering - 1.2%
AECOM	120,663	10,256,355
Arcosa, Inc.	150,080	9,169,888
Argan, Inc.	155,924	5,917,316
Comfort Systems U.S.A., Inc.	72,986	9,251,705
Dycom Industries, Inc. (a)	67,580	6,159,241
EMCOR Group, Inc.	85,338	13,218,856
Fluor Corp. (a)	195,900	6,584,199
MDU Resources Group, Inc.	235,754	7,423,893
MYR Group, Inc. (a)	12,355	1,180,273
Willscot Mobile Mini Holdings (a)	512,984	24,730,959
		93,892,685
Electrical Equipment - 1.6%
Acuity Brands, Inc.	57,576	10,840,985
AMETEK, Inc.	32,097	4,571,255
Atkore, Inc. (a)	272,846	33,328,139
EnerSys	39,671	2,998,334
Generac Holdings, Inc. (a)	112,164	11,835,545
Hubbell, Inc. Class B	40,935	10,399,946
nVent Electric PLC	123,210	4,929,632
Regal Rexnord Corp.	78,140	10,244,935
Sensata Technologies, Inc. PLC	647,935	29,221,869
Vertiv Holdings Co.	723,280	10,017,428
		128,388,068
Machinery - 3.7%
AGCO Corp.	125,381	16,640,566
Albany International Corp. Class A	15,619	1,583,298
Allison Transmission Holdings, Inc.	339,273	15,199,430
Altra Industrial Motion Corp.	74,304	4,355,700
Barnes Group, Inc.	34,110	1,452,745
Chart Industries, Inc. (a)	7,900	1,129,621
Crane Holdings Co.	54,547	5,778,709
Donaldson Co., Inc.	94,256	5,742,076
Douglas Dynamics, Inc.	167,235	6,508,786
ESAB Corp.	98,837	4,678,944
Flowserve Corp.	84,100	2,637,376
Gorman-Rupp Co.	17,314	479,252
Graco, Inc.	199,283	13,943,832
Hillenbrand, Inc.	151,229	7,561,450
Hillman Solutions Corp. Class A (a)	942,925	7,505,683
IDEX Corp.	91,553	21,742,922
Ingersoll Rand, Inc.	201,206	10,859,088
ITT, Inc.	92,821	7,845,231
John Bean Technologies Corp.	118,871	10,919,490
Lincoln Electric Holdings, Inc.	139,830	20,678,060
Middleby Corp. (a)	51,637	7,445,539
Mueller Industries, Inc.	101,408	6,973,828
Nordson Corp.	84,761	20,045,129
Omega Flex, Inc. (b)	2,306	221,630
Oshkosh Corp.	66,721	6,143,002
RBC Bearings, Inc. (a)(b)	79,523	18,844,565
Snap-On, Inc.	63,016	15,161,650
Tennant Co.	135,634	8,616,828
Terex Corp.	61,825	2,838,386
Timken Co.	132,610	10,075,708
Toro Co.	237,211	26,328,049
Wabash National Corp.	135,930	3,407,765
Watts Water Technologies, Inc. Class A (b)	20,923	3,315,249
		296,659,587
Marine - 0.4%
Genco Shipping & Trading Ltd.	21,800	323,294
Kirby Corp. (a)	129,750	9,055,253
Matson, Inc.	218,828	13,952,473
Star Bulk Carriers Corp. (b)	309,310	5,954,218
		29,285,238
Professional Services - 2.5%
Alight, Inc. Class A (a)	5,294,961	45,695,513
ASGN, Inc. (a)	70,115	6,352,419
Barrett Business Services, Inc.	5,591	549,763
Booz Allen Hamilton Holding Corp. Class A	45,146	4,803,534
CACI International, Inc. Class A (a)	57,289	17,891,355
CBIZ, Inc. (a)	354,774	17,614,529
Dun & Bradstreet Holdings, Inc.	554,360	7,461,686
Exponent, Inc.	39,533	4,088,108
First Advantage Corp. (a)	536,956	7,141,515
Franklin Covey Co. (a)	9,613	499,491
FTI Consulting, Inc. (a)(b)	88,384	15,274,523
Heidrick & Struggles International, Inc. (b)	68,420	2,032,074
Insperity, Inc.	26,224	3,108,855
Kforce, Inc.	15,335	905,838
Korn Ferry	153,487	8,753,364
Leidos Holdings, Inc.	33,911	3,707,490
Manpower, Inc.	56,200	4,918,624
Robert Half International, Inc.	159,106	12,534,371
Science Applications International Corp.	127,817	14,073,930
Sterling Check Corp. (a)(b)	179,684	2,612,605
TransUnion Holding Co., Inc.	220,746	13,924,658
TriNet Group, Inc. (a)	134,253	9,729,315
		203,673,560
Road & Rail - 1.0%
ArcBest Corp.	63,878	5,287,182
Daseke, Inc. (a)	264,350	1,541,161
Heartland Express, Inc. (b)	185,512	3,105,471
Knight-Swift Transportation Holdings, Inc. Class A	423,988	23,501,655
Landstar System, Inc.	117,714	20,362,168
RXO, Inc. (a)(b)	197,026	3,743,494
Ryder System, Inc.	42,000	3,926,580
TFI International, Inc.	37,345	4,053,800
Werner Enterprises, Inc.	41,717	1,834,714
XPO Logistics, Inc. (a)(b)	332,007	12,822,110
		80,178,335
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	51,500	1,988,930
Alta Equipment Group, Inc.	275,009	3,311,108
BlueLinx Corp. (a)	95,153	6,603,618
Boise Cascade Co. (b)	30,092	2,228,012
Custom Truck One Source, Inc. Class A (a)(b)	540,179	3,694,824
EVI Industries, Inc. (a)(b)	310,771	7,769,275
H&E Equipment Services, Inc.	74,762	3,134,771
Herc Holdings, Inc.	71,550	9,170,564
MSC Industrial Direct Co., Inc. Class A	58,698	5,038,049
NOW, Inc. (a)	200,837	2,506,446
SiteOne Landscape Supply, Inc. (a)(b)	92,728	11,640,146
Titan Machinery, Inc. (a)	25,024	1,101,807
Triton International Ltd. (b)	101,300	6,834,711
Univar Solutions, Inc. (a)	232,304	7,696,232
Watsco, Inc. (b)	25,300	6,805,194
WESCO International, Inc. (a)	108,216	13,951,207
		93,474,894
TOTAL INDUSTRIALS		1,374,224,403
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 0.5%
Clearfield, Inc. (a)	38,050	5,008,141
CommScope Holding Co., Inc. (a)	420,041	3,729,964
Digi International, Inc. (a)	71,768	3,047,987
Extreme Networks, Inc. (a)	288,417	6,048,104
F5, Inc. (a)	21,076	3,258,560
Juniper Networks, Inc.	246,471	8,192,696
Lantronix, Inc. (a)	410,733	2,102,953
Lumentum Holdings, Inc. (a)	94,120	5,170,953
NetScout Systems, Inc. (a)	56,321	2,099,647
		38,659,005
Electronic Equipment & Components - 2.9%
Arrow Electronics, Inc. (a)	91,238	9,921,220
Avnet, Inc.	316,831	14,311,256
Badger Meter, Inc.	22,328	2,586,029
Bel Fuse, Inc. Class B (non-vtg.)	207,831	7,157,700
Belden, Inc. (b)	230,047	18,504,981
Cognex Corp.	533,951	26,580,081
CTS Corp. (b)	23,601	1,003,043
ePlus, Inc. (a)	159,530	7,922,260
Fabrinet (a)	27,111	3,616,879
Flex Ltd. (a)	464,596	10,211,820
Identiv, Inc. (a)	1,055,938	8,817,082
Insight Enterprises, Inc. (a)	53,040	5,511,386
IPG Photonics Corp. (a)	26,158	2,381,163
Jabil, Inc.	164,228	11,855,619
Littelfuse, Inc.	15,848	3,906,532
Methode Electronics, Inc. Class A	47,000	2,146,960
Napco Security Technologies, Inc. (b)	22,154	584,423
Novanta, Inc. (a)	33,548	5,292,197
Par Technology Corp. (a)(b)	182,519	4,447,988
Powerfleet, Inc. (a)	1,306,697	3,684,886
Richardson Electronics Ltd.	211,806	5,388,345
Sanmina Corp. (a)	137,014	9,055,255
ScanSource, Inc. (a)	54,100	1,615,426
TD SYNNEX Corp.	205,030	20,974,569
Trimble, Inc. (a)	425,422	25,418,965
TTM Technologies, Inc. (a)	142,900	2,296,403
Vishay Intertechnology, Inc.	130,300	3,002,112
Vontier Corp.	281,641	5,528,613
Zebra Technologies Corp. Class A (a)	19,009	5,137,753
		228,860,946
IT Services - 2.6%
Amdocs Ltd.	117,669	10,456,067
Broadridge Financial Solutions, Inc.	53,179	7,929,521
Cass Information Systems, Inc.	8,605	374,145
Concentrix Corp.	51,775	6,336,225
CSG Systems International, Inc.	23,732	1,467,587
Digitalocean Holdings, Inc. (a)(b)	69,154	2,062,864
DXC Technology Co. (a)	123,247	3,656,738
Euronet Worldwide, Inc. (a)	185,907	17,280,056
EVERTEC, Inc.	175,635	5,931,194
EVO Payments, Inc. Class A (a)	34,733	1,170,849
ExlService Holdings, Inc. (a)	24,390	4,565,808
Fidelity National Information Services, Inc.	22,043	1,599,881
Flywire Corp. (a)	138,159	2,996,669
Genpact Ltd.	274,883	12,674,855
Globant SA (a)	38,028	7,125,687
GoDaddy, Inc. (a)	23,600	1,867,468
Hackett Group, Inc.	21,762	502,702
i3 Verticals, Inc. Class A (a)	416,645	10,953,597
International Money Express, Inc. (a)	625,851	13,593,484
Jack Henry & Associates, Inc.	38,708	7,329,360
MongoDB, Inc. Class A (a)	16,300	2,488,847
Okta, Inc. (a)	105,054	5,601,479
Paya Holdings, Inc. (a)	64,542	600,886
Payoneer Global, Inc. (a)	545,206	2,944,112
Perficient, Inc. (a)	24,123	1,713,939
Repay Holdings Corp. (a)	1,124,984	9,967,358
Shift4 Payments, Inc. (a)(b)	78,752	3,649,368
SS&C Technologies Holdings, Inc.	257,382	13,836,856
The Western Union Co.	449,187	6,585,081
Ttec Holdings, Inc.	33,174	1,590,693
Twilio, Inc. Class A (a)	160,894	7,887,024
Unisys Corp. (a)	507,632	2,182,818
WEX, Inc. (a)(b)	167,145	28,270,905
		207,194,123
Semiconductors & Semiconductor Equipment - 2.3%
AEHR Test Systems (a)(b)	76,918	2,005,252
Allegro MicroSystems LLC (a)	314,619	9,797,236
Amkor Technology, Inc.	464,424	13,013,160
Cirrus Logic, Inc. (a)	12,900	963,759
Diodes, Inc. (a)	39,000	3,596,970
Entegris, Inc.	204,572	15,811,370
FormFactor, Inc. (a)	59,552	1,373,865
GlobalFoundries, Inc. (a)(b)	232,249	14,945,223
Kulicke & Soffa Industries, Inc. (b)	142,414	6,828,751
Lattice Semiconductor Corp. (a)	181,349	13,207,648
MACOM Technology Solutions Holdings, Inc. (a)	139,041	9,550,726
Monolithic Power Systems, Inc.	7,376	2,817,337
NVE Corp.	3,682	234,580
onsemi (a)	336,789	25,326,533
Power Integrations, Inc. (b)	263,517	21,207,848
Qorvo, Inc. (a)	63,338	6,286,297
Semtech Corp. (a)	48,416	1,488,308
Silicon Laboratories, Inc. (a)	54,761	7,964,440
SiTime Corp. (a)	10,424	1,099,315
Skyworks Solutions, Inc.	18,953	1,812,286
SMART Global Holdings, Inc. (a)(b)	162,275	2,744,070
SolarEdge Technologies, Inc. (a)	5,000	1,494,300
Synaptics, Inc. (a)	23,555	2,496,123
Teradyne, Inc.	74,753	6,985,668
Ultra Clean Holdings, Inc. (a)	96,670	3,444,352
Universal Display Corp.	49,823	5,611,066
		182,106,483
Software - 4.6%
8x8, Inc. (a)(b)	1,224,886	5,242,512
ACI Worldwide, Inc. (a)	645,925	13,499,833
Adobe, Inc. (a)	9,293	3,205,434
American Software, Inc. Class A	24,169	357,943
Black Knight, Inc. (a)	273,922	16,980,425
Blackbaud, Inc. (a)	35,600	2,110,012
Box, Inc. Class A (a)	127,487	3,499,518
Ceridian HCM Holding, Inc. (a)	31,400	2,149,016
Check Point Software Technologies Ltd. (a)	66,278	8,803,707
Clearwater Analytics Holdings, Inc. (a)(b)	433,946	8,140,827
CommVault Systems, Inc. (a)	129,530	8,548,980
Consensus Cloud Solutions, Inc. (a)	242,619	13,778,333
Couchbase, Inc. (a)	257,232	3,498,355
CyberArk Software Ltd. (a)	45,894	6,841,419
Descartes Systems Group, Inc. (a)	71,695	4,979,218
Digital Turbine, Inc. (a)	463,826	8,469,463
DocuSign, Inc. (a)	98,211	4,622,792
Dolby Laboratories, Inc. Class A	49,441	3,701,648
Domo, Inc. Class B (a)	81,926	1,171,542
Dropbox, Inc. Class A (a)	106,242	2,503,062
Dynatrace, Inc. (a)	297,826	11,540,758
E2open Parent Holdings, Inc. (a)(b)	1,131,192	6,662,721
Elastic NV (a)	34,800	2,129,412
Fair Isaac Corp. (a)	4,427	2,743,500
Five9, Inc. (a)	84,062	5,389,215
Freshworks, Inc. (a)(b)	179,803	2,657,488
Guidewire Software, Inc. (a)	117,818	6,987,786
HubSpot, Inc. (a)	38,373	11,628,170
InterDigital, Inc.	69,642	3,493,939
Manhattan Associates, Inc. (a)	229,482	28,900,963
Momentive Global, Inc. (a)	1,572,683	12,471,376
Monday.com Ltd. (a)(b)	124,501	13,383,858
N-able, Inc. (a)	952,253	10,693,801
nCino, Inc. (a)(b)	237,062	6,192,059
NCR Corp. (a)	361,294	8,624,088
NortonLifeLock, Inc.	622,825	14,300,062
Oracle Corp.	64,726	5,374,200
Paycor HCM, Inc. (a)(b)	172,517	4,989,192
Paylocity Holding Corp. (a)	76,081	16,572,724
PTC, Inc. (a)	57,930	7,369,275
Q2 Holdings, Inc. (a)	199,101	5,415,547
Qualtrics International, Inc. (a)	756,320	7,759,843
Qualys, Inc. (a)	50,672	6,248,871
Rapid7, Inc. (a)	61,927	1,820,654
Rimini Street, Inc. (a)	111,913	470,035
Smartsheet, Inc. (a)(b)	342,240	10,520,458
SolarWinds, Inc. (a)	34,223	299,109
Sumo Logic, Inc. (a)	442,865	3,365,774
Tenable Holdings, Inc. (a)	152,663	5,828,673
Tyler Technologies, Inc. (a)	41,342	14,169,557
WalkMe Ltd. (a)	199,816	1,748,390
Workday, Inc. Class A (a)	21,212	3,561,495
Workiva, Inc. (a)	19,700	1,587,032
		367,004,064
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	311,447	8,745,432
Immersion Corp. (b)	587,347	4,264,139
NetApp, Inc.	38,063	2,573,439
Seagate Technology Holdings PLC	73,500	3,893,295
Super Micro Computer, Inc. (a)	89,229	8,051,133
Western Digital Corp. (a)	75,379	2,770,178
Xerox Holdings Corp.	164,200	2,678,102
		32,975,718
TOTAL INFORMATION TECHNOLOGY		1,056,800,339
MATERIALS - 4.7%
Chemicals - 1.9%
Albemarle Corp.	4,716	1,311,001
Ashland, Inc.	39,797	4,452,090
Avient Corp.	77,551	2,684,040
Axalta Coating Systems Ltd. (a)	736,310	19,762,560
Balchem Corp.	24,500	3,449,600
Cabot Corp.	86,243	6,349,210
Celanese Corp. Class A	15,500	1,663,150
CF Industries Holdings, Inc.	42,353	4,582,171
Chase Corp.	5,684	539,980
Eastman Chemical Co.	31,600	2,737,192
Ecovyst, Inc. (a)	331,235	3,077,173
FMC Corp.	66,878	8,736,942
Huntsman Corp.	483,240	13,424,407
Ingevity Corp. (a)	62,298	4,876,064
Innospec, Inc.	50,321	5,580,096
Koppers Holdings, Inc.	78,800	2,347,452
LSB Industries, Inc. (a)	345,383	5,329,260
Mativ, Inc.	148,997	3,094,668
Minerals Technologies, Inc.	46,987	2,832,846
Olin Corp.	171,059	9,746,942
Perimeter Solutions SA (a)	636,509	6,899,758
RPM International, Inc.	56,540	5,858,675
Sensient Technologies Corp.	32,065	2,395,576
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	76,032	7,539,333
The Chemours Co. LLC	164,200	5,098,410
The Mosaic Co.	81,800	4,196,340
Trinseo PLC	37,300	919,445
Tronox Holdings PLC	125,000	1,766,250
Valvoline, Inc.	455,153	15,010,946
		156,261,577
Construction Materials - 0.1%
Eagle Materials, Inc.	44,993	6,134,346
Containers & Packaging - 1.8%
Aptargroup, Inc.	194,327	20,625,868
Berry Global Group, Inc.	829,995	48,637,707
CCL Industries, Inc. Class B (b)	407,768	19,382,735
Crown Holdings, Inc.	110,678	9,098,838
Graphic Packaging Holding Co.	964,530	22,164,899
Greif, Inc. Class A	110,900	7,797,379
O-I Glass, Inc. (a)	177,200	2,907,852
Ranpak Holdings Corp. (A Shares) (a)(b)	867,096	4,690,989
Silgan Holdings, Inc.	65,807	3,481,190
TriMas Corp.	87,199	2,384,893
WestRock Co.	111,300	4,220,496
		145,392,846
Metals & Mining - 0.8%
Alcoa Corp.	32,700	1,639,251
ATI, Inc. (a)(b)	293,030	8,940,345
Commercial Metals Co.	41,900	2,062,318
Reliance Steel & Aluminum Co.	108,217	22,865,170
Royal Gold, Inc.	50,072	5,624,588
Steel Dynamics, Inc.	208,345	21,653,296
		62,784,968
Paper & Forest Products - 0.1%
Sylvamo Corp.	26,920	1,456,103
West Fraser Timber Co. Ltd.	54,380	4,261,761
		5,717,864
TOTAL MATERIALS		376,291,601
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexanders, Inc.	1,633	398,844
American Assets Trust, Inc. (b)	48,500	1,420,565
American Homes 4 Rent Class A	73,700	2,437,259
Americold Realty Trust	74,738	2,230,929
Apartment Income (REIT) Corp.	184,343	7,014,251
Apple Hospitality (REIT), Inc.	324,200	5,530,852
Brandywine Realty Trust (SBI)	307,700	2,126,207
Brixmor Property Group, Inc.	140,900	3,266,062
Broadstone Net Lease, Inc.	313,790	5,325,016
Camden Property Trust (SBI)	70,663	8,502,879
City Office REIT, Inc.	261,000	2,581,290
CorEnergy Infrastructure Trust, Inc. (b)	84,100	290,986
Cousins Properties, Inc.	338,319	8,924,855
CubeSmart	466,931	19,326,274
EastGroup Properties, Inc.	75,601	11,736,299
EPR Properties	46,300	1,926,543
Equity Commonwealth	289,733	7,848,867
Franklin Street Properties Corp.	275,093	803,272
Gaming & Leisure Properties	55,700	2,930,377
Global Net Lease, Inc.	190,184	2,573,190
Hudson Pacific Properties, Inc.	113,409	1,311,008
Industrial Logistics Properties Trust	121,900	496,133
Iron Mountain, Inc.	44,000	2,390,520
LXP Industrial Trust (REIT)	295,100	3,175,276
Medical Properties Trust, Inc.	218,700	2,869,344
Mid-America Apartment Communities, Inc.	60,487	9,973,097
National Retail Properties, Inc.	226,649	10,507,448
Office Properties Income Trust	132,285	2,022,638
Omega Healthcare Investors, Inc.	143,700	4,351,236
Outfront Media, Inc.	497,606	9,101,214
Physicians Realty Trust	537,499	8,024,860
Piedmont Office Realty Trust, Inc. Class A	308,600	3,212,526
Plymouth Industrial REIT, Inc.	115,800	2,397,060
Ryman Hospitality Properties, Inc.	73,410	6,719,217
Sabra Health Care REIT, Inc.	267,400	3,452,134
Service Properties Trust	254,722	1,999,568
Spirit Realty Capital, Inc.	79,023	3,273,133
Stag Industrial, Inc.	200,025	6,582,823
Sun Communities, Inc.	35,027	5,145,466
Tanger Factory Outlet Centers, Inc.	158,900	3,090,605
Uniti Group, Inc.	315,720	2,405,786
Universal Health Realty Income Trust (SBI)	9,794	514,087
Urstadt Biddle Properties, Inc. Class A	139,752	2,673,456
		192,883,452
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)(b)	755,375	8,626,383
Douglas Elliman, Inc.	52,578	216,621
Jones Lang LaSalle, Inc. (a)	8,427	1,417,169
Kennedy-Wilson Holdings, Inc.	106,820	1,818,076
Newmark Group, Inc.	616,822	5,230,651
		17,308,900
TOTAL REAL ESTATE		210,192,352
UTILITIES - 1.1%
Electric Utilities - 0.5%
Allete, Inc.	32,500	2,151,500
IDACORP, Inc. (b)	162,064	17,912,934
NRG Energy, Inc.	184,000	7,810,800
OGE Energy Corp.	107,876	4,364,663
Pinnacle West Capital Corp.	42,582	3,335,022
		35,574,919
Gas Utilities - 0.3%
Atmos Energy Corp.	90,530	10,881,706
National Fuel Gas Co.	38,900	2,576,347
Southwest Gas Corp. (b)	145,340	9,949,976
UGI Corp. (b)	78,300	3,026,295
		26,434,324
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	190,622	5,512,788
Vistra Corp.	753,000	18,320,490
		23,833,278
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.	92,486	2,877,239
TOTAL UTILITIES		88,719,760
TOTAL COMMON STOCKS (Cost $5,276,380,435)		6,382,852,362

Equity Funds - 17.7%
	Shares	Value ($)
Mid-Cap Blend Funds - 4.6%
Fidelity SAI Small-Mid Cap 500 Index Fund (c)	64,498,440	365,706,154
Sector Funds - 1.0%
Fidelity SAI Real Estate Index Fund (c)	9,217,954	82,316,325
Small Blend Funds - 2.4%
Fidelity Small Cap Discovery Fund (c)	49,454	1,217,563
Fidelity Small Cap Index Fund (c)	1,244,046	29,222,632
PIMCO StocksPLUS Small Fund Institutional Class	18,701,934	161,584,714
TOTAL SMALL BLEND FUNDS		192,024,909
Small Growth Funds - 9.7%
Fidelity Advisor Small Cap Growth Fund Class Z (c)	17,294,980	437,044,122
T. Rowe Price Institutional Small-Cap Stock Fund	12,534,057	336,664,761
TOTAL SMALL GROWTH FUNDS		773,708,883
TOTAL EQUITY FUNDS (Cost $1,646,850,938)		1,413,756,271

Money Market Funds - 8.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (d)	5,459,836	5,460,928
Fidelity Securities Lending Cash Central Fund 4.37% (d)(e)	529,770,285	529,823,262
State Street Institutional U.S. Government Money Market Fund Premier Class 3.66% (f)	158,597,560	158,597,560
TOTAL MONEY MARKET FUNDS (Cost $693,881,750)		693,881,750

TOTAL INVESTMENT IN SECURITIES - 106.6% (Cost $7,617,113,123)	8,490,490,383
NET OTHER ASSETS (LIABILITIES) - (6.6)% (g)	(528,300,736)
NET ASSETS - 100.0%	7,962,189,647

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	10	Dec 2022	943,750	23,399	23,399
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Dec 2022	773,940	40,267	40,267

TOTAL FUTURES CONTRACTS					63,666
The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	Includes $86,900 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	5,130,595	201,858,102	201,527,769	76,098	-	-	5,460,928	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	765,963,874	2,078,253,562	2,314,394,174	2,171,028	-	-	529,823,262	1.6%
Total	771,094,469	2,280,111,664	2,515,921,943	2,247,126	-	-	535,284,190

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	487,996,936	-	5,523,602	-	(2,322,105)	(43,107,107)	437,044,122
Fidelity SAI Real Estate Index Fund	93,540,259	15,203,155	-	15,203,156	-	(26,427,089)	82,316,325
Fidelity SAI Small-Mid Cap 500 Index Fund	272,603,118	704,488,520	483,969,941	103,411,091	(76,189,437)	(51,226,106)	365,706,154
Fidelity Small Cap Discovery Fund	66,095,114	4,353,992	53,300,000	4,353,993	8,157,290	(24,088,833)	1,217,563
Fidelity Small Cap Index Fund	371,280,266	533,565,188	838,777,891	-	59,348,238	(96,193,169)	29,222,632
	1,291,515,693	1,257,610,855	1,381,571,434	122,968,240	(11,006,014)	(241,042,304)	915,506,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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